Commitments and contingencies - Clinical trial and commercial commitments & License agreements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Supply agreements in connection with clinical trials
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment	$ 6,800,000
Supply agreements in connection with clinical trials | Minimum
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments	$ 3,800,000
Term for total aggregate remaining minimum commitment	3 years	3 years
Supply agreements in connection with clinical trials | Maximum
Long-term Purchase Commitment [Line Items]
Term for total aggregate remaining minimum commitment	8 years	8 years
Supply agreements in connection | Research and development
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment	$ 3,600,000		$ 100,000
Supply agreement to purchase certain products
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments	49,800,000	$ 62.9
Agreement in connection
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment	0		0
Agreement in connection with the SPLASH clinical phase study
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment	46,400,000
Agreement in connection with the SPLASH clinical phase study | Research and development
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment	$ 8,900,000		$ 1,100,000
Agreement in connection with the SPLASH clinical phase study | Minimum
Long-term Purchase Commitment [Line Items]
Term for total aggregate remaining minimum commitment	1 year	1 year
Agreement in connection with the SPLASH clinical phase study | Maximum
Long-term Purchase Commitment [Line Items]
Term for total aggregate remaining minimum commitment	6 years	6 years